CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5 — CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	June 30, 2023	December 31, 2022
Cash at banks	3,970,491	10,497,570
– Time deposit	1,352,839	8,398,404
– Demand deposit	2,617,652	2,099,166
Total	3,970,491	10,497,570

As of June 30, 2023, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	June 30, 2023
USD	July 1, 2023	5	214
TL	July 24, 2023	25	38,725
TL	July 1, 2023	15	425,975
TL	July 3, 2023	23	89,068
TL	July 11, 2023	35.7	566,507
TL	July 19, 2023	41	232,350
Total			1,352,839

As of December 31, 2022, the details of the Group’s time deposit, maturity dates and interest rates are as follows:

Currency	Maturity	Interest rate %	December 31, 2022
US$	January 31, 2023	3	7,409,009
TL	January 2, 2023	14	695,250
TL	January 10, 2023	15	128,354
TL	January 16, 2023	15	106,962
TL	January 25, 2023	20	58,829
Total			8,398,404

Due to the loan agreement with PFG dated January 20, 2021, the Group shall maintain certain amount of cash, in demand or time deposit accounts over which PFG has a priority security interest.

7 — CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash at banks	10,497,570	13,215,729	3,502,288
– Time deposit	8,398,404	4,082,644	1,402,618
– Demand deposit	2,099,166	9,133,085	2,099,670
Total	10,497,570	13,215,729	3,502,288

As of December 31, 2022, 2021 and 2020 the details of the Group’s time deposit, maturity dates and interest rates are as follows:

December 31, 2022

Currency	Maturity	Interest rate %	December 31, 2022
US$	January 31, 2023	3	7,409,009
TL	January 2, 2023	14	695,250
TL	January 10, 2023	15	128,354
TL	January 16, 2023	15	106,962
TL	January 25, 2023	20	58,829
Total			8,398,404

7 — CASH AND CASH EQUIVALENTS (Continued)

December 31, 2021

Currency	Maturity	Interest rate %	December 31, 2021
US$	January 2, 2022	1	2,565,340
US$	January 2, 2022	1	879,598
TL	January 4, 2022	17	457,648
TL	February 2, 2022	20	180,058
Total			4,082,644

December 31, 2020

Currency	Maturity	Interest rate %	December 31, 2020
US$	March 31, 2021	0.85	2,005,323
TL	January 2, 2021	13	94,347
Total			2,099,670

Due to the loan agreement with PFG dated January 20, 2021, the Group shall maintain certain amount of cash, in demand or time deposit accounts over which PFG has a first priority security interest.